Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Rental income	$ 164,412	$ 54,605	$ 22,133
Property expense recoveries	37,982	14,311	3,357
Total revenue	202,394	68,916	25,490
Expenses:
Asset management fees to affiliates	12,541	4,317	1,883
Property management fees to affiliates	5,445	1,839	670
Property operating expense	30,565	8,865	542
Property tax expense	24,873	8,061	2,701
Acquisition fees and expenses to non- affiliates	4,261	4,639	1,332
Acquisition fees and expenses to affiliates	24,319	24,849	4,817
General and administrative expenses	4,982	2,758	2,033
Depreciation and amortization	72,907	24,191	9,427
Total expenses	179,893	79,519	23,405
Income (loss) from operations	22,501	(10,603)	2,085
Other income (expense):
Interest expense	(24,598)	(13,922)	(7,760)
Interest income	365	2	1
Gain from investment in unconsolidated entities	0	160	0
Loss from investment in unconsolidated entities	(1,358)	(106)	0
Gain from sale of depreciable operating property	3,104	0	0
Net income (loss)	14	(24,469)	(5,674)
Distributions to redeemable preferred unit holders	(19,011)	(2,969)	0
Less: Net loss attributable to noncontrolling interests	698	3,092	1,739
Net loss attributable to controlling interest	(18,299)	(24,346)	(3,935)
Distributions to redeemable noncontrolling interests attributable to common stockholders	(355)	(318)	(260)
Net loss attributable to common stockholders	$ (18,654)	$ (24,664)	$ (4,195)
Net loss attributable to common stockholders per share, basic and diluted	$ (0.17)	$ (0.97)	$ (0.46)
Weighted average number of common shares outstanding, basic and diluted	112,358,422	25,404,780	9,073,641